                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment             [ ] Amendment Number: ____
This Amendment (Check only one.):   [ ] is a restatement
                                    [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    TBP Investments Management, LLC
Address: 260 Preston Commons West
         8117 Preston Road
         Dallas, Texas 75225

Form 13F File Number: 28-12876

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Robert L. Stillwell
Title: Manager
Phone: (214) 265-4165

Signature, Place, and Date of Signing:

   /s/ Robert L. Stillwell             Dallas, TX              August 15, 2011
-----------------------------     -------------------      ---------------------
  (Signature)                        (City, State)                 (Date)

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

1  28-10378    BP Capital Management, L.P.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:     22
Form 13F Information Table Value Total:   33,900 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE

      COLUMN 1                  COLUMN 2    COLUMN 3 COLUMN 4        COLUMN 5         COLUMN 6   COLUMN 7      COLUMN 8
----------------------------  ------------ --------- -------- ----------------------- ---------- -------- -------------------
                                                                                                            VOTING AUTHORITY
                                TITLE OF               VALUE  SHRS OR                 INVESTMENT  OTHER   -------------------
   NAME OF ISSUER                CLASS      CUSIP     (X1000) PRN AMT SH/PRN PUT/CALL DISCRETION MANAGERS SOLE   SHARED NONE
---------------------------- ------------- --------- -------- ------- ------ -------- ---------- -------- ------- ------ ----
APACHE CORP                  COM           037411105      703   5,700   SH     N/A       SOLE       --      5,700    0    0
APPROACH RESOURCES INC       COM           03834A103       87   3,850   SH     N/A       SOLE       --      3,850    0    0
BP PLC                       SPONSORED ADR 055622104   10,796 243,750   SH     N/A       SOLE       --    243,750    0    0
CANADIAN NAT RES LTD         COM           136385101      460  11,000   SH     N/A       SOLE       --     11,000    0    0
CHESAPEAKE ENERGY CORP       COM           165167107      804  27,081   SH     N/A       SOLE       --     27,081    0    0
DAWSON GEOPHYSICAL CO        COM           239359102      427  12,500   SH     N/A       SOLE       --     12,500    0    0
EOG RES INC                  COM           26875P101      842   8,050   SH     N/A       SOLE       --      8,050    0    0
GASTAR EXPL LTD              COM NEW       367299203      159  46,250   SH     N/A       SOLE       --     46,250    0    0
HALLIBURTON CO               COM           406216101      104   2,048   SH     N/A       SOLE       --      2,048    0    0
HESS CORP                    COM           42809H107      411   5,500   SH     N/A       SOLE       --      5,500    0    0
MCMORAN EXPLORATION CO       COM           582411104      151   8,189   SH     N/A       SOLE       --      8,189    0    0
MURPHY OIL CORP              COM           626717102      463   7,050   SH     N/A       SOLE       --      7,050    0    0
NATIONAL OILWELL VARCO INC   COM           637071101      606   7,750   SH     N/A       SOLE       --      7,750    0    0
NOBLE CORPORATION BAAR       NAMEN -AKT    H5833N103    1,708  43,349   SH     N/A       SOLE       --     43,349    0    0
OCCIDENTAL PETE CORP DEL     COM           674599105    4,765  45,800   SH     N/A       SOLE       --     45,800    0    0
PLAINS EXPL& PRODTN CO       COM           726505100      524  13,750   SH     N/A       SOLE       --     13,750    0    0
SANDRIDGE ENERGY INC         COM           80007P307      614  57,626   SH     N/A       SOLE       --     57,626    0    0
SCHLUMBERGER LTD             COM           806857108    4,752  55,000   SH     N/A       SOLE       --     55,000    0    0
SUNCOR ENERGY INC NEW        COM           867224107       47   1,193   SH     N/A       SOLE       --      1,193    0    0
TARGA RES CORP               COM           87612G101    1,271  38,000   SH     N/A       SOLE       --     38,000    0    0
VOC ENERGY TR                TR UNIT       91829B103    2,811 125,000   SH     N/A       SOLE       --    125,000    0    0
WEATHERFORD INTERNATIONAL LT REG SHS       H27013103    1,395  74,388   SH     N/A       SOLE       --     74,388    0    0